DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2020
Dividend award
DIVIDENDS ON ORDINARY SHARES (Tables) [Line Items]
Schedule of Dividends On Ordinary Shares
Dividends paid during the year were as follows:

	2020	2019	2018	2020	2019	2018
	pence per share	pence per share	pence per share	£m	£m	£m
Final dividend recommended by directors at previous year end	—	2.14	2.05	—	1,523	1,475
Interim dividend paid in the year	—	1.12	1.07	—	789	765
	—	3.26	3.12	—	2,312	2,240